Business Combination, Goodwill and In-Process Research and Development	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination, Goodwill and In-Process Research and Development

Note 4 – Business Combination, Goodwill and In-Process Research and Development

On December 12, 2022, Larkspur consummated the Business Combination with ZyVersa Therapeutics, Inc. (see Note 1 – Business Organization, Nature of Operations and Basis of Presentation). The Company accounted for the Business Combination as a forward acquisition of the Operating Company, as it was determined that the Operating Company was a variable interest entity as of the date of the Business Combination. The New Parent was determined to be the primary beneficiary, as its ownership provides the power to direct the activities of the Operating Company and the obligation to absorb the losses and/or receive the benefits of the Operating Company.

Given the non-recurring nature of Larkspur’s activities as a SPAC, pro forma financial data combining the pre-Business Combination results of both Larkspur and the Operating Company would not be meaningful and have not been presented.

Purchase Price Allocation

The Business Combination was recorded using the acquisition method of accounting and the initial purchase price allocation was based on the Company’s preliminary assessment of the fair value of the purchase consideration and the fair value of the Operating Company’s tangible and intangible assets acquired and liabilities assumed at the date of acquisition. At December 31, 2022, the purchase price allocation was not complete due to the proximity of the acquisition date to the calendar year end.

As of June 30, 2023, the preliminary estimates of the acquisition-date fair value of the purchase consideration and the preliminary estimates of the purchase price allocation were confirmed, do not require measurement period adjustments, and were considered final. The acquisition-date fair value of the elements of the purchase consideration were estimated using a market approach with Level 1 inputs (observable inputs) in the case of the fair value of the Successor’s common stock and Level 3 inputs (unobservable inputs) in the case of the fair value attributed to the Successor warrants and options. The acquiror was obligated to replace the Operating Company’s existing warrants and options pursuant to the Business Combination Agreement. Accordingly, it was necessary to allocate the fair value of the replacement warrants and options between purchase consideration (the fair value attributable to pre-combination services) and compensation for post-combination services. The fair value of the replacement warrants and options attributable to post-combination services was $584,260 and $1,731,237, respectively.

The final estimates of the acquisition-date fair value of the purchase consideration were as follows:

Successor common stock	$67,197,300
Successor warrants	12,190,015
Successor options	11,864,556
Total fair value of the purchase consideration	$91,251,871

The final acquisition-date fair values of the assets acquired and liabilities assumed (see the table below) were determined by management, with the assistance of a third-party valuation expert specifically for the in-process research and development (“IPR&D”). The estimated fair value of the IPR&D assets was determined using the “income approach” which is a valuation technique that provides an estimate of the fair value of an asset based on market participant expectations of the cash flows an asset would generate over its remaining useful life using Level 3 inputs. Some of the more significant assumptions utilized in the valuations include the estimated net cash flows for each year for each asset, the appropriate discount rate necessary to measure the risk inherent in the future cash flows, the life cycle of each asset, the potential regulatory and commercial success risk, royalties on net sales, as well as other factors. There are inherent uncertainties related to these factors and management’s judgment in applying them to arrive at the estimated fair values. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill, which management believes is attributable to the assembled workforce and other intangible assets that do not qualify for separate recognition.

Current assets, including cash of $699,324	$1,093,223
In-process research and development	100,086,329
Goodwill	11,895,033
Other non-current assets	64,523
Total assets acquired	113,139,108

Current liabilities	10,818,204
Deferred tax liabilities	11,069,033
Total assumed liabilities	21,887,237

Net assets acquired	$91,251,871

IPR&D recorded for book purposes is considered an indefinite-lived intangible asset until the completion or the abandonment of the research and development efforts. Because the acquisition was structured as a stock sale, the IPR&D and the goodwill do not have any tax basis and will not be deductible for tax purposes.

Impairment

While management did not identify any unfavorable developments related to its IPR&D assets, management did determine that it was more likely than not that the Company’s single reporting unit’s fair value was below its carrying amount, due to a significant and sustained decline in the Company’s market capitalization. Accordingly, it was necessary to perform interim impairment testing as of June 30, 2023.

The fair value of the Company was determined using an income approach. The income approach was based on the present value of the future cash flows, which were derived from financial forecasts and required significant assumptions and judgment, including the estimated net cash flows for each year for each asset, the appropriate discount rate necessary to measure the inherent risk of the future cash flows, the life cycle of each asset, the potential regulatory and commercial success risk, royalties on net sales, as well as other factors. The resulting estimated fair value was reconciled to the Company’s market capitalization.

The reconciliation included an estimated implied control premium of approximately 100% above the Company’s market capitalization on June 30, 2023.

The summation of the Company’s goodwill and IPR&D fair values, as indicated by the Company’s discounted cash flow calculations, were compared to the Company’s consolidated fair value, as indicated by the Company’s market capitalization, to evaluate the reasonableness of the Company’s calculations. The Company’s determination of a reasonable control premium that an investor would pay, over and above market capitalization for a control position, included a number of factors:

●	Market control premium. The identification of recent public market information of comparable peer acquisition transactions. The selection of comparable peer acquisition transactions is subject to judgment and uncertainty.

●	Impact of low public float and limited trading activity on market capitalization: A significant portion of the Company’s common shares are owned by a concentrated number of investors. The public float of the Company’s common shares, calculated as the percentage of common shares freely traded by public investors divided by the Company’s total shares outstanding, is significantly lower than that of the Company’s publicly traded peers. Based on the Company’s evaluation of third-party market data, we believe there is an inherent discount impacting the Company’s share price due to the low public float and limited trading volume, thus impacting the Company’s market capitalization.

As a result of the Company’s analysis, on June 30, 2023, the Company fully impaired its $11.9 million of goodwill and also recorded a $69.3 million impairment charge for its other indefinite-lived intangible assets, namely the IPR&D.

The Company determined that there were no new events or circumstances as of September 30, 2023 that indicate that the fair value of the IPR&D has decreased below its carrying value and intends to perform its annual impairment testing as of October 1, 2023.

Note 4 – Business Combination

On July 20, 2022, the Operating Company entered into a Business Combination Agreement, (the “Business Combination Agreement”), with Larkspur, Larkspur Merger Sub Inc. (“Merger Sub” a wholly owned subsidiary of Larkspur) and Stephen Glover, in his capacity as the representative of the shareholders of the Operating Company. Larkspur was a blank-check special purpose acquisition company (“SPAC”) that became a public company as a result of completing its initial public offering on December 23, 2021 and it was formed for the purpose of effecting a combination with a private company business that could benefit by gaining access to the capital that can be raised because its shares are publicly traded on Nasdaq.

On December 12, 2022, the Business Combination was consummated following a special meeting of stockholders on December 8, 2022, where the stockholders of Larkspur, considered and approved, among other matters, a proposal to adopt the Business Combination Agreement. Further information regarding the Business Combination is set forth in (i) the proxy statement / prospectus included in the registration statement on Form S-4 (File No. 333-266838), as amended and supplemented, originally filed with the SEC on August 12, 2022 and declared effective by the SEC on November 14, 2022; and (ii) the Current Report on Form 8-K filed with the SEC on July 22, 2022.

The Business Combination included the following transactions:

●	The Operating Company merged into Merger Sub with the result that the Operating Company was the surviving entity and incorporated in Delaware.

●	The Operating Company’s common stockholders exchanged their 33,845,335 shares of Predecessor common stock (includes 33,514,004 permanent equity shares and 331,331 temporary equity shares) for 6,719,730 shares of the Successor’s common stock based on the established exchange ratio of 5.037. Those Predecessor common stock shares were canceled and the New Parent only owns one share of the Operating Company. Accordingly, the Operating Company became a wholly-owned subsidiary of the New Parent.

●	The 10,039,348 outstanding Predecessor options were exchanged for 1,993,235 outstanding Successor options. The number of Successor options issued to Predecessor option holders was determined after giving effect to an exchange ratio of 5.037. The exercise price of each of the corresponding options was also adjusted by the exchange ratio.

●	The 8,560,561 outstanding Predecessor warrants were exchanged for 1,699,633 outstanding Successor warrants. The number of Successor warrants issued to Predecessor warrant holders was determined after giving effect to an exchange ratio of 5.037. The exercise price of each of the corresponding warrants was also adjusted by the exchange ratio.

The Company accounted for the Business Combination as a forward acquisition of the Operating Company as it was determined that the Operating Company was a variable interest entity as of the date of the Business Combination. The New Parent is the primary beneficiary as its ownership provides the power to direct the activities of the Operating Company and the obligation to absorb the losses and/or receive the benefits of the Operating Company.

The Business Combination was recorded using the acquisition method of accounting and the initial purchase price allocation was based on our preliminary assessment of the fair value of the purchase consideration and the fair value of the Operating Company’s tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The purchase price allocation is not complete due to the proximity of the acquisition date to calendar year end and will be refined during the permitted twelve-month measurement period.

The preliminary estimates of the acquisition-date fair value of the purchase consideration were estimated using a market approach with Level 1 inputs (observable inputs) in the case of the fair value of the Successor’s common stock and Level 3 inputs (unobservable inputs) in the case of the fair value attributed to the Successor warrants and options. The acquiror was obligated to replace the Operating Company’s existing warrants and options pursuant to the Business Combination Agreement. Accordingly, it was necessary to allocate the fair value of the replacement warrants and options between purchase consideration (the fair value attributable to pre-combination services) and compensation for post-combination services. The fair value of the replacement warrants and options attributable to post-combination services was $584,260 and $1,731,237, respectively.

The preliminary estimates of the acquisition-date fair value of the purchase consideration were as follows:

Successor common stock	$67,197,300
Successor warrants	12,190,015
Successor options	11,864,556

Total fair value of the purchase consideration	$91,251,871

The preliminary acquisition-date fair values of the assets acquired were estimated by management, but will eventually be refined and, especially for the in-process research and development, will include estimates using an income approach. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.

Current assets, including cash of $699,324	$1,093,223
In-process research and development	100,086,329
Goodwill	11,895,033
Other non-current assets	64,523
Total assets acquired	113,139,108

Current liabilities	10,818,204
Deferred tax liabilities	11,069,033
Total assumed liabilities	21,887,237

Net assets acquired	$91,251,871

In-process research and development recorded for book purposes is considered an indefinite-lived intangible asset until the completion or the abandonment of the research and development efforts. Because the acquisition was structured as a stock sale, the in-process research and development and the goodwill is not expected to have any tax basis and isn’t expected to be deductible for tax purposes.

The Predecessor incurred approximately $2.1 million of transaction costs during the Predecessor period that ended on December 12, 2022 which were included within general and administrative expenses on the statement of operations.

Given the non-recurring nature of Larkspur’s activities as a SPAC, pro forma financial data combining the pre-Business Combination results of both Larkspur and the Operating Company would not be meaningful and have not been presented.

The Successor sold Series A Preferred Stock for net proceeds of $8,635,000 simultaneous with and contingent on the successful completion of the Business Combination. See Note 11 - Stockholders’ Permanent and Temporary Equity - Successor Series A Preferred Stock Financing for additional information.